INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	$ 68,585	$ 64,613
Changes resulting from:
Property acquisitions	3,372	760
Capital expenditures	2,058	1,298
Property dispositions	(1,522)	(308)
Fair value (losses) gains, net	(1,318)	(1,058)
Foreign currency translation	726	(1,677)
Transfers between commercial properties and commercial developments	0	0
Impact of deconsolidation due to loss of control		(575)
Manager Reorganization		7,079
Acquisition of Foreign Investments	12,694	0
Reclassifications of assets held for sale and other changes	(1,680)	(1,547)
Balance, end of year	82,915	68,585	$ 64,613
Right-of-use assets	304	305
Current lease liabilities	46	163
Non-current lease liabilities	1,243	1,049
Accounts payable and other
Changes resulting from:
Current lease liabilities	37	122
Other non-current liabilities
Changes resulting from:
Non-current lease liabilities	995	810
Investment Properties | BSREP III
Changes resulting from:
Impact of deconsolidation due to loss of control	0
Manager Reorganization	0
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	66,067	62,313
Changes resulting from:
Property acquisitions	2,543	760
Capital expenditures	732	870
Property dispositions	(1,478)	(307)
Fair value (losses) gains, net	(1,410)	(1,122)	1,791
Foreign currency translation	646	(1,528)
Transfers between commercial properties and commercial developments	940	387
Impact of deconsolidation due to loss of control	0	(575)
Manager Reorganization	0	6,321
Acquisition of Foreign Investments	11,286	0
Reclassifications of assets held for sale and other changes	(1,627)	(1,052)
Balance, end of year	77,699	66,067	62,313
Right-of-use assets	1,116	1,045
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	2,518	2,300
Changes resulting from:
Property acquisitions	829	0
Capital expenditures	1,326	428
Property dispositions	(44)	(1)
Fair value (losses) gains, net	92	64	171
Foreign currency translation	80	(149)
Transfers between commercial properties and commercial developments	(940)	(387)
Impact of deconsolidation due to loss of control	0	0
Manager Reorganization	0	758
Acquisition of Foreign Investments	1,408	0
Reclassifications of assets held for sale and other changes	(53)	(495)
Balance, end of year	5,216	2,518	$ 2,300
Right-of-use assets	$ 130	$ 127